Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents (Note 5)	$ 289,183	$ 247,700
Accounts receivable, net of allowances for doubtful accounts and billing adjustments of $5.2 million and $3.4 million as of 2014 and 2013, respectively	283,203	255,773
Deferred income tax assets (Note 15	15,190	14,158
Prepaid expenses and other current assets (Note 6)	98,974	95,109
Current assets of discontinued operations (Note 2)	4,003	41,193
Total current assets	690,553	653,933
Goodwill (Note 7)	1,547,397	1,541,574
Other intangible assets, net of accumulated amortization of $181.9 million and $105.4 million as of 2014 and 2013, respectively (Note 8)	404,107	481,419
Computer software, net of accumulated amortization of $613.3 million and $536.4 million as of 2014 and 2013, respectively (Note 9)	366,148	363,880
Property and equipment, net of accumulated depreciation and amortization of $423.2 million and $391.5 million as of 2014 and 2013, respectively (Note 10)	290,585	259,968
Contract acquisition costs, net of accumulated amortization of $276.1 million and $251.8 million as of 2014 and 2013, respectively (Note 11)	236,305	184,828
Equity investments, net (Note 12)	100,468	94,133
Deferred income tax assets (Note 15)	7,002	3,972
Other assets	91,016	87,146
Long-term assets of discontinued operations (Note 2)		15,715
Total assets	3,733,581	3,686,568
Current liabilities:
Accounts payable	48,793	33,651
Current portion of long-term borrowings (Note 13)	43,784	34,257
Accrued salaries and employee benefits	38,001	38,339
Current portion of obligations under capital leases (Note 13)	7,127	22,662
Other current liabilities (Note 14)	154,805	159,170
Current liabilities of discontinued operations (Note 2)	4,003	9,136
Total current liabilities	296,513	297,215
Long-term borrowings, excluding current portion (Note 13)	1,398,132	1,428,251
Deferred income tax liabilities (Note 15)	211,820	228,727
Obligations under capital leases, excluding current portion (Note 13)	6,974	7,500
Other long-term liabilities	98,006	81,600
Long-term liabilities of discontinued operations (Note 2)		1,197
Total liabilities	2,011,445	2,044,490
Redeemable noncontrolling interest in consolidated subsidiary	22,492	39,652
Commitments and contingencies (Note 16)
Shareholders' equity:
Common stock - $0.10 par value. Authorized 600,000 shares; 202,775 and 202,790 issued as of 2014 and 2013, respectively; 184,939 and 187,717 outstanding as of 2014 and 2013, respectively	20,278	20,279
Additional paid-in capital	171,270	165,841
Accumulated other comprehensive income, net	(11,926)	3,749
Treasury stock, at cost (17,836 and 15,073 shares as of 2014 and 2013, respectively)	(453,230)	(326,996)
Retained earnings	1,966,370	1,718,204
Total shareholders' equity	1,692,762	1,581,077
Noncontrolling interests in consolidated subsidiaries	6,882	21,349
Total equity	1,699,644	1,602,426
Total liabilities and equity	$ 3,733,581	$ 3,686,568